UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manikay Partners, LLC
Address:  375 Park Avenue
          Suite 2701
          New York, NY 10152


13F File Number: 028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Name:   David Drinkwater
Title:  Chief Compliance Officer
Phone:  212-588-6200


Signature, Place, and Date of Signing

/s/  David Drinkwater           New York, New York             May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $317,426
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1.    028-13324                     Manikay Master Fund, LP


                                                    FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN  2      COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8

                                                         VALUE     SHRS OR   SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS      CUSIP    (X$1000)  PRN AMT   PRN  CALL  DISCRETION  MGRS     SOLE      SHARED   NONE
AGRIUM INC                   COM             008916108    1,342      19,000    SH        DEFINED     1       19,000
ALCON INC                    COM SHS         H01301102   22,215     137,500    SH        DEFINED     1      137,500
ALCON INC                    COM SHS         H01301102   16,156     100,000    SH  CALL  DEFINED     1      100,000
ASSURED GUARANTY LTD         COM             G0585R106    2,933     133,500    SH        DEFINED     1      133,500
BJ SVCS CO                   COM             055482103   18,874     881,955    SH        DEFINED     1      881,955
BLOCKBUSTER INC              CL B            093679207      303   1,594,350    SH        DEFINED     1    1,594,350
BRINKS HOME SEC HLDGS INC    COM             109699108   15,467     363,500    SH        DEFINED     1      363,500
CARNIVAL CORP                PAIRED CTF      143658300    7,052     181,373    SH        DEFINED     1      181,373
COCA COLA CO                 COM             191216100   16,500     300,000    SH        DEFINED     1      300,000
COLGATE PALMOLIVE CO         COM             194162103   17,052     200,000    SH        DEFINED     1      200,000
DISCOVERY COMMUNICATNS NEW   COM SER A       25470F104    5,088     150,563    SH        DEFINED     1      150,563
FIRST AMERN CORP CALIF       COM             318522307   18,873     557,705    SH        DEFINED     1      557,705
JOHNSON & JOHNSON            COM             478160104   24,450     375,000    SH        DEFINED     1      375,000
KNIGHT CAPITAL GROUP INC     CL A            499005106    1,000      65,500    SH        DEFINED     1       65,500
LEGG MASON INC               COM             524901105   15,769     550,000    SH        DEFINED     1      550,000
LOEWS CORP                   COM             540424108   19,572     525,000    SH        DEFINED     1      525,000
MONSANTO CO NEW              COM             61166W101    1,214      17,000    SH        DEFINED     1       17,000
MOSAIC CO                    COM             61945A107    1,033      17,000    SH        DEFINED     1       17,000
NASDAQ OMX GROUP INC         COM             631103108   10,560     500,000    SH  CALL  DEFINED     1      500,000
NOVARTIS A G                 SPONSORED ADR   66987V109    1,082      20,000    SH        DEFINED     1       20,000
OSI PHARMACEUTICALS INC      COM             671040103   11,910     200,000    SH        DEFINED     1      200,000
PFIZER INC                   COM             717081103   20,580   1,200,000    SH        DEFINED     1    1,200,000
POTASH CORP SASK INC         COM             73755L107    1,074       9,000    SH        DEFINED     1        9,000
SAFE BULKERS INC             COM             Y7388L103    2,019     258,200    SH        DEFINED     1      258,200
SMITH INTL INC               COM             832110100   16,058     375,000    SH        DEFINED     1      375,000
SUNPOWER CORP                COM CL B        867652307    5,314     317,452    SH        DEFINED     1      317,452
TELEPHONE & DATA SYS INC     SPL COM         879433860    2,965      99,374    SH        DEFINED     1       99,374
TELMEX INTERNACIONAL SAB DE  SPONS ADR SR L  879690105   11,568     600,000    SH        DEFINED     1      600,000
VARIAN INC                   COM             922206107   18,123     350,000    SH        DEFINED     1      350,000
VERISK ANALYTICS INC         CL A            92345Y106   11,280     400,000    SH        DEFINED     1      400,000




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